Intangible Assets (Details 3) (Mortgage Service Rights [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Service Rights [Member]
Changes in mortgage servicing rights
Balance at beginning of year	$ 2,308	$ 2,356	$ 2,021
Re-measurement to fair value upon election to measure servicing rights at fair value	742	0	0
Originated mortgage servicing rights	830	760	1,169
Changes in fair value:
Due to change in model inputs and assumptions	122	0	0
Other changes in fair value	(1,453)	0	0
Amortization	0	(808)	(834)
Balance at end of year	$ 2,549	$ 2,308	$ 2,356